400 Howard Street
P.O.Box 7101
San Francisco, CA 94105
Tel +1 415 670 2059
Fax +1 415 618 1377
Andrew.Josef@blackrock.com

August 17, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc.
Securities Act File No. 33-97598;
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 11, 2011, to the Prospectus and Statement of Additional Information, each dated August 11, 2011 for the iShares MSCI Emerging Markets Small Cap Index Fund. The purpose of the filing is to submit the 497(c) filing dated August 11, 2011 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Very truly yours,

/s/ Andrew Josef
Andrew Josef

cc: Benjamin Haskin, Esq.